Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Apr. 11, 2023 shares	Dec. 31, 2020 shares	May 26, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			¥ 25,155						$ 3,543
Expected period over which unamortized compensation costs is to be recognized			2 years	2 years
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award	122,545,665
Granted | $ / shares				$ 0.04			$ 0.14
Unvested			25,985,708		4,028,550	4,028,550	6,562,640	6,562,640	25,985,708		3,640,002
2014 Restricted Share Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			1 year 9 months 18 days	1 year 9 months 18 days
Total fair value of vested shares			¥ 2,185	$ 308		¥ 933		¥ 2,696
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 6,229						$ 877
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award		64,497,718
Granted | $ / shares				$ 0.05	$ 0.08		$ 0.17
Award scheme term			10 years	10 years
Unvested			3,714,412		5,086,990	5,086,990	7,596,470	7,596,470	3,714,412		4,254,730
2013 Incentive Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			1 year 6 months	1 year 6 months
Total fair value of vested shares			¥ 471	$ 66		¥ 1,409		¥ 2,199
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 1,024						$ 144
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years	10 years
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares							$ 0.26
Total fair value of vested shares			¥ 23	$ 3		¥ 39		¥ 2,154
Unvested					87,175	87,175	208,950	208,950			1,943,725
2023 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award										145,000,000
Granted | $ / shares				$ 0.05
Unvested			66,329,350						66,329,350
2023 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			2 years	2 years
Total fair value of vested shares			¥ 13,587	$ 1,914
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 14,137						$ 1,991
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award												100,000,000